Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 153,868	¥ 168,569
Investment in affiliates, market value	166,296	188,456
Investment in affiliates, dividends received	38,372	17,334	¥ 47,688
Investment in affiliates over underlying equity in net assets	¥ 81,182	¥ 87,424
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%
Kansai Airports
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%